Expense Example, No Redemption {- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-14 - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Strategic Dividend & Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 670
3 Years	872
5 Years	1,091
10 Years	1,718
Fidelity Advisor Strategic Dividend & Income Fund: Class M
Expense Example, No Redemption:
1 Year	472
3 Years	730
5 Years	1,007
10 Years	1,797
Fidelity Advisor Strategic Dividend & Income Fund: Class C
Expense Example, No Redemption:
1 Year	178
3 Years	551
5 Years	949
10 Years	2,062
Fidelity Advisor Strategic Dividend & Income Fund: Class I
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	906
Fidelity Advisor Strategic Dividend & Income Fund: Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762